Investments - Additional information (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) GW MW	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Investments
Additions and subscriptions	€ 727	€ 1,213
Share of loss of equity-accounted investments	316	281
Deduction for dividends	€ 1,752	2,000
Percentage of country risk premium	7.40%
Percentage of reasonable changes in cost of capital	1.00%
Other investments	€ 1,395	1,256	€ 1,202
Share of profit of equity-accounted investments	1,202	1,622
Changes in the scope of consolidation	650	(211)
Other changes	668	607
Purchase price goodwill recognition	33	25	482
Divestments and reimbursements	€ 326
Plenitude
Investments
Power generating capacity, existing or in advanced development | MW	305
North Field East project (NFE)
Investments
Proportion of ownership interest acquired (as a percent)	3.125%
Nigeria LNG Ltd
Investments
Other investments	€ 690	642
Saudi European Petrochemical Co
Investments
Other investments	127	121
Darwin LNG Pty Ltd
Investments
Other investments	€ 96	€ 78
QatarEnergy LNG NFE (5) [member] | North Field East project (NFE)
Investments
Proportion of ownership interest acquired (as a percent)	12.50%
Snam Group [Member] | SeaCorridor Srl
Investments
Equity interest disposed (as a percent)		49.90%
Azule Energy Holdings Ltd
Investments
Capital gains from the fair value measurement of the business combination			€ 2,542
St. Bernard Renewables Llc
Investments
Purchase price goodwill recognition	€ 19
Novamont group
Investments
Changes in the scope of consolidation	632
Enilive SpA [Member] | Biorefinery plants in South Korea and Malaysia
Investments
Additions and subscriptions	€ 64
Associates | QatarEnergy LNG NFE (5) [member]
Investments
Proportion of ownership interest acquired (as a percent)	25.00%
Associates | QatarEnergy LNG NFE (5) [member] | North Field East project (NFE)
Investments
Additions and subscriptions	€ 160
Associates | Abu Dhabi Oil Refining Co (Takreer)
Investments
Deduction for dividends	269
Associates | Var Energi ASA
Investments
Deduction for dividends	627
Share of profit of equity-accounted investments	259
Associates | Ithaca Energy Plc
Investments
Deduction for dividends	€ 69
Proportion of ownership interest in associate	37.17%
Other changes	€ 788
Associates | ADNOC Global Trading Ltd
Investments
Deduction for dividends	102
Share of profit of equity-accounted investments	113
Associates | Cardon IV SA
Investments
Deduction for dividends	€ 106
Associates | Enilive SpA [Member] | LG-Eni BioRefining Co Ltd [Member] | Biorefinery plants in South Korea and Malaysia
Investments
Proportion of ownership interest in associate	49.00%
Associates | Enilive SpA [Member] | Pengerang Biorefinery SDN BHD [Member] | Biorefinery plants in South Korea and Malaysia
Investments
Proportion of ownership interest in associate	47.50%
Joint ventures | SeaCorridor Srl
Investments
Deduction for dividends	€ 95
Share of profit of equity-accounted investments	45
Joint ventures | 2023 Sol IX Llc and 2022 Sol VII Llc | Renewable activity in United States | Plenitude
Investments
Additions and subscriptions	€ 212
Power generating capacity, existing or in advanced development | GW	0.38
Joint ventures | 2023 Sol IX Llc
Investments
Proportion of ownership interest in joint venture	73.59%
Joint ventures | 2022 Sol VII Llc
Investments
Proportion of ownership interest in joint venture	75.26%
Joint ventures | Vårgrønn AS
Investments
Share of loss of equity-accounted investments	€ 37
Proportion of ownership interest in joint venture	65.00%
Joint ventures | Vårgrønn AS | Offshore wind projects in United Kingdom
Investments
Additions and subscriptions	€ 90
Joint ventures | Doggerbank Offshore Wind Farm Project 3 Holdco Ltd
Investments
Proportion of ownership interest acquired (as a percent)	20.00%
Joint ventures | Mangistau Power B.V and Mangistau Renewables B.V. [Member]
Investments
Additions and subscriptions	€ 69
Joint ventures | Mangistau Power B.V
Investments
Proportion of ownership interest in joint venture	51.00%
Joint ventures | Mangistau Renewables B.V.
Investments
Proportion of ownership interest in joint venture	51.00%
Joint ventures | Lotte Versalis Elastomers Co Ltd
Investments
Additions and subscriptions	€ 34
Proportion of ownership interest in joint venture	50.00%
Joint ventures | Saipem SpA
Investments
Proportion of ownership interest divested in equity method investment	10.00%
Share of profit of equity-accounted investments	€ 75
Divestments and reimbursements	€ 227
Joint ventures | E&E Algeria Touat BV
Investments
Proportion of ownership interest in joint venture	54.00%
Share of profit of equity-accounted investments	€ 40
Divestments and reimbursements	64
Joint ventures | Abu Dhabi Oil Refining Co (Takreer)
Investments
Share of loss of equity-accounted investments	32
Joint ventures | Azule Energy Holdings Ltd
Investments
Deduction for dividends	427
Share of profit of equity-accounted investments	602
Joint ventures | St. Bernard Renewables Llc
Investments
Share of loss of equity-accounted investments	€ 45